Net Loss Per Share	12 Months Ended
Dec. 31, 2022
Net Loss Per Share
Net Loss Per Share

11. Net Loss Per Share

The Company has reported losses since inception and has computed basic net loss per share attributable to common stockholders by dividing net loss attributable to common stockholders by the weighted-average number of shares of Common Stock outstanding for the period, without consideration for potentially dilutive securities. The Company computes diluted net loss per share of Common Stock after giving consideration to all potentially dilutive shares of common stock, including options to purchase common stock and warrants to purchase common stock, outstanding during the period determined using the treasury-stock and if-converted methods, except where the effect of including such securities would be antidilutive. Because the Company has reported net losses since inception, these potential shares of Common Stock have been anti-dilutive and basic and diluted loss per share were the same for all periods presented.

The following table sets forth the computation of basic and diluted net loss per share:

	Year Ended December 31, 2022	For The Period From September 13, 2021 (Inception) Through December 31, 2021
Numerator:
Net loss	$(4,945,139)	$(2,607,927)
Denominator:
Weighted average common stock outstanding, basic and diluted	26,793,745	16,246,432
Net loss per share, basic and diluted	$(0.18)	$(0.16)

The following table sets forth the potentially dilutive securities that have been excluded from the calculation of diluted net loss per share because to include them would be anti-dilutive:

	Year Ended December 31, 2022	For The Period From September 13, 2021 (Inception) Through December 31, 2021
Options to purchase common stock	2,901,000	400,000
Restricted stock	7,000,000	—
Warrants to purchase Common Stock	—	7,230,822
Total shares of common stock equivalents	9,901,000	7,630,822